Q3 ALL-WEATHER SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.3%	Shares	Value
Fidelity MSCI Consumer Staples Index ETF	10,900	$ 493,661
Fidelity MSCI Energy Index ETF	26,000	498,680
Fidelity MSCI Industrials Index ETF	9,850	515,746
First Trust Managed Municipal ETF	17,600	965,888
First Trust TCW Unconstrained Plus Bond ETF	38,000	981,920
Goldman Sachs Access Treasury 0-1 Year ETF (a)	9,680	967,710
Invesco Dynamic Leisure and Entertainment ETF	10,000	483,200
VanEck Oil Services ETF	2,100	521,115
Vanguard Industrials ETF	2,600	492,180
Total Exchange-Traded Funds (Cost $5,958,172)		$ 5,920,100

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 0.03% (b) (Cost $3,724)	3,724	$ 3,724

Investments at Value - 98.4% (Cost $5,961,896)		$ 5,923,824

Other Assets in Excess of Liabilities - 1.6%		94,496

Net Assets - 100.0%		$ 6,018,320

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2022.

Q3 ALL-WEATHER TACTICAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS - 71.0%	Shares	Value
ProShares Short 20+ Year Treasury (a) (b) (Cost $104,092,026)	6,060,000	$ 102,050,400

MONEY MARKET FUNDS - 29.0%	Shares	Value
First American Government Obligations Fund - Class X, 0.03% (c) (Cost $41,761,182)	41,761,182	$ 41,761,182

Investments at Value - 100.0% (Cost $145,853,208)		$ 143,811,582

Liabilities in Excess of Other Assets – (0.0%) (d)		(58,461)

Net Assets - 100.0%		$ 143,753,121

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940.
(c)	The rate shown is the 7-day effective yield as of February 28, 2022.
(d)	Percentage rounds to less than 0.1%.